DEFERRED CHARGES AND OTHER ASSETS, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of deferred charges and other assets, net
Deferred charges and other assets, net consisted of the following:

	September 30, 2016	December 31, 2015
Deferred turnaround costs, net	$253,823	$177,236
Catalyst, net	106,311	77,725
Linefill	19,485	13,504
Restricted cash	1,500	1,500
Environmental credits	37,811	—
Intangible assets, net	598	219
Other	29,743	20,529
Total deferred charges and other assets, net	$449,271	$290,713

Deferred charges and other assets, net consisted of the following:

	December 31, 2015	December 31, 2014
Deferred turnaround costs, net	$177,236	$204,987
Catalyst	77,725	77,322
Linefill	13,504	10,230
Restricted cash	1,500	1,521
Intangible assets, net	219	357
Other	20,529	5,972
	$290,713	$300,389

Intangible assets, net
Intangible assets, net was comprised of permits and emission credits as follows:

	December 31, 2015	December 31, 2014
Gross amount	$3,597	$3,599
Accumulated amortization	(3,378)	(3,242)
Net amount	$219	$357